Segment, Product and Geographic Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Significant Customer [Line Items]
Entity Wide Revenue Major Customers Amount	$ 316,657	$ 304,235	$ 338,043
INX and its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Entity Wide Revenue Major Customers Amount	164,552	173,976	251,974
Customer A And Its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Entity Wide Revenue Major Customers Amount	$ 152,105	$ 130,259	$ 86,069